Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense is recognized using the straight-line method over the estimated useful lives	12 Months Ended
Dec. 31, 2020
Leasehold property improvements [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense is recognized using the straight-line method over the estimated useful lives [Line Items]
Estimated useful life	Lesser of lease term or useful life
Laboratory equipment [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense is recognized using the straight-line method over the estimated useful lives [Line Items]
Estimated useful life	5 years
Furniture and office equipment [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense is recognized using the straight-line method over the estimated useful lives [Line Items]
Estimated useful life	3 years